PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS	PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANSThe Company has defined benefit plans and a participatory defined benefit postretirement medical and life insurance plan, which covers a closed grandfathered group of legacy Bausch & Lomb Holdings Incorporated (‘‘B&L’’) U.S. employees and employees in certain other countries. The U.S. defined benefit accruals were frozen as of December 31, 2004 and benefits that were earned up to December 31, 2004 were preserved. Participants continue to earn interest credits on their cash balance at an interest crediting rate that is equal to the greater of: (i) the average annual yield on 10-year treasury bonds in effect for the November preceding the plan year or (ii) 4.50%. The most significant non-U.S. plans are two defined benefit plans in Ireland. In 2011, both Ireland defined benefit plans were closed to future service benefit accruals; however, additional accruals related to annual salary increases continued. In December 2014, one of the Ireland defined benefit plans was amended effective August 2014 to eliminate future benefit accruals related to salary increases. All of the pension benefits accrued through the plan amendment date were preserved. As a result of the plan amendment, there are no active plan participants accruing benefits under the amended Ireland defined benefit plan. The U.S. postretirement benefit plan was amended effective January 1, 2005 to eliminate employer contributions after age 65 for participants who did not meet the minimum requirements of age and service on that date. The employer contributions for medical and prescription drug benefits for participants retiring after March 1, 1989 were frozen effective January 1, 2010. Effective January 1, 2014, the Company no longer offers medical and life insurance coverage to new retirees.
In addition to the B&L benefit plans, outside of the U.S., a limited group of the Company's employees are covered by defined benefit pension plans.
The Company uses December 31 as the year-end measurement date for all of its defined benefit pension plans and the postretirement benefit plan.
Accounting for Pension Benefit Plans and Postretirement Benefit Plan
The Company recognizes in its Consolidated Balance Sheets an asset or liability equal to the over- or under-funded benefit obligation of each defined benefit pension plan and postretirement benefit plan. Actuarial gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit cost are recognized, net of tax, as a component of Other comprehensive income (loss).
The amounts included in Accumulated other comprehensive loss as of December 31, 2021 and 2020 were as follows:

	Pension Benefit Plans				U.S. Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2021	2020	2021	2020	2021	2020
Unrecognized actuarial losses	$(18)	$(21)	$(42)	$(76)	$(2)	$(3)
Unrecognized prior service credits	$—	$—	$25	$27	$8	$11
Net Periodic (Benefit) Cost
The following table provides the components of net periodic (benefit) cost for the Company’s defined benefit pension plans and postretirement benefit plan in 2021, 2020 and 2019:

	Pension Benefit Plans						U.S. Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Service cost	$1	$1	$2	$3	$3	$3	$—	$—	$—
Interest cost	4	6	8	4	4	5	1	1	1
Expected return on plan assets	(11)	(13)	(13)	(5)	(5)	(5)	—	—	—
Amortization of net loss	—	—	—	2	2	1	—	—	—
Amortization of prior service credit	—	—	—	(1)	(1)	(1)	(3)	(3)	(2)
Settlement loss recognized	—	—	—	8	—	—	—	—	—
Other	—	—	—	—	—	1	—	—	—
Net periodic (benefit) cost	$(6)	$(6)	$(3)	$11	$3	$4	$(2)	$(2)	$(1)
Benefit Obligation, Change in Plan Assets and Funded Status
The table below presents components of the change in projected benefit obligation, change in plan assets and funded status for 2021 and 2020:

	Pension Benefit Plans				U.S. Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2021	2020	2021	2020	2021	2020
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	$236	$227	$294	$259	$39	$41
Service cost	1	1	3	3	—	—
Interest cost	4	6	4	4	1	1
Settlements	(4)	—	(43)	(3)	—	—
Benefits paid	(11)	(15)	(4)	(4)	(3)	(4)
Actuarial (gain) losses	(6)	17	(8)	13	(2)	1
Currency translation adjustments	—	—	(18)	22	—	—
Projected benefit obligation, end of year	220	236	228	294	35	39

Change in Plan Assets
Fair value of plan assets, beginning of year	231	216	189	161	—	—
Actual return on plan assets	8	29	18	11	—	—
Company contributions	—	1	28	8	3	4
Settlements	(4)	—	(43)	(2)	—	—
Benefits paid	(11)	(15)	(4)	(4)	(3)	(4)
Currency translation adjustments	—	—	(13)	15	—	—
Fair value of plan assets, end of year	224	231	175	189	—	—
Funded status, end of year	$4	$(5)	$(53)	$(105)	$(35)	$(39)

Recognized as:
Other non-current assets	$4	$—	$—	$—	$—	$—
Accrued and other current liabilities	$—	$—	$2	$2	$4	$4
Other non-current liabilities	$—	$5	$51	$103	$31	$35
Included in Settlement loss recognized and Settlements in the tables above are the costs and payments associated with the conversion of a portion of the Company’s defined benefit plan in Ireland to a defined contribution plan during the fourth quarter of 2021.
A number of the Company’s pension benefit plans were underfunded as of December 31, 2021 and 2020, having accumulated benefit obligations exceeding the fair value of plan assets. There were no U.S. pension benefit plans that were underfunded as of December 31, 2021, having accumulated benefit obligations exceeding the fair value of plan assets. Information for the underfunded pension benefit plans is as follows:

	U.S. Plan		Non-U.S. Plans
(in millions)	2021	2020	2021	2020
Projected benefit obligation	$—	$236	$228	$294
Accumulated benefit obligation	—	236	219	286
Fair value of plan assets	—	231	175	189
The Company’s policy for funding its pension benefit plans is to make contributions that meet or exceed the minimum statutory funding requirements. These contributions are determined based upon recommendations made by the actuary under accepted actuarial principles. In 2022, the Company expects to contribute $0, $9 million and $4 million to the U.S. pension benefit plan, the non-U.S. pension benefit plans and the U.S. postretirement benefit plan, respectively. The Company plans to use postretirement benefit plan assets and cash on hand, as necessary, to fund the U.S. postretirement benefit plan benefit payments in 2022.
Estimated Future Benefit Payments
Future benefit payments over the next 10 years for the pension benefit plans and the postretirement benefit plan, which reflect expected future service, as appropriate, are expected to be paid as follows:

(in millions)	Pension Benefit Plans		U.S. Postretirement Benefit Plan
	U.S. Plan	Non-U.S. Plans
2022	$15	$5	$4
2023	19	6	4
2024	17	7	3
2025	17	7	3
2026	16	7	3
2027-2031	73	42	11
Assumptions
The weighted-average assumptions used to determine net periodic benefit costs and benefit obligations for 2021, 2020 and 2019 were as follows:

	Pension Benefit Plans			U.S. Postretirement Benefit Plan
	2021	2020	2019	2021	2020	2019
For Determining Net Periodic (Benefit) Cost
U.S. Plans:
Discount rate	2.25%	3.16%	4.25%	2.09%	3.04%	4.16%
Expected rate of return on plan assets	5.00%	6.25%	7.25%	—	—	—
Rate of compensation increase	—	—	—	—	—	—
Interest crediting rate	4.75%	4.75%	5.00%
Non-U.S. Plans:
Discount rate	1.37%	1.68%	2.39%
Expected rate of return on plan assets	2.74%	2.98%	3.46%
Rate of compensation increase	2.60%	3.05%	2.89%
Interest crediting rate	—	—	—

	Pension Benefit Plans		U.S. Postretirement Benefit Plan

	2021	2020	2021	2020
For Determining Benefit Obligation
U.S. Plans:
Discount rate	2.69%	2.25%	2.57%	2.09%
Rate of compensation increase	—	—	—	—
Interest crediting rate	4.75%	4.75%
Non-U.S. Plans:
Discount rate	1.72%	1.37%
Rate of compensation increase	2.63%	2.60%
Interest crediting rate	—	—
The expected long-term rate of return on plan assets was developed based on a capital markets model that uses expected asset class returns, variance and correlation assumptions. The expected asset class returns were developed starting with current Treasury (for the U.S. pension plan) or Eurozone (for the Ireland pension plans) government yields and then adding corporate bond spreads and equity risk premiums to develop the return expectations for each asset class. The expected asset class returns are forward-looking. The variance and correlation assumptions are also forward-looking. They take into account historical relationships, but are adjusted to reflect expected capital market trends. The expected return on plan assets for the Company’s U.S. pension plan for 2021 was 5.00%. The expected return on plan assets for the Company’s Ireland pension plans was 2.75% for 2021.
The discount rate used to determine benefit obligations represents the current rate at which the benefit plan liabilities could be effectively settled considering the timing of expected payments for plan participants.
The 2022 expected rate of return for the U.S. pension benefit plan will be 4.50%. The 2022 expected rate of return for the Ireland pension benefit plans will be 2.75%.
Pension Benefit Plans Assets
Pension benefit plan assets are invested in several asset categories. The following presents the actual asset allocation as of December 31, 2021 and 2020:

	2021	2020
U.S. Plan
Cash and cash equivalents	1%	1%
Equity securities	30%	39%
Fixed income securities	69%	60%
Non-U.S. Plans
Cash and cash equivalents	9%	3%
Equity securities	31%	28%
Fixed income securities	39%	58%
Other	21%	11%
The investment strategy underlying pension plan asset allocation is to manage the assets of the plan to provide for the non-current liabilities while maintaining sufficient liquidity to pay current benefits. Pension plan assets are diversified to protect against large investment losses and to reduce the probability of excessive performance volatility. Diversification of assets is achieved by allocating funds to various asset classes and investment styles within asset classes, and retaining investment management firm(s) with complementary investment philosophies, styles and approaches.
The Company’s pension plan assets are managed by outside investment managers using a total return investment approach, whereby a mix of equity and debt securities investments are used to maximize the long-term rate of return on plan assets. A significant portion of the assets of the U.S. and Ireland pension plans have been invested in equity securities, as equity portfolios have historically provided higher returns than debt and other asset classes over extended time horizons. Correspondingly, equity investments also entail greater risks than other investments. Equity risks are balanced by investing a significant portion of plan assets in broadly diversified fixed income securities.
Fair Value of Plan Assets
The Company measured the fair value of plan assets based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5, “FAIR VALUE MEASUREMENTS” for details on the Company's fair value measurements based on a three-tier hierarchy.
The table below presents total plan assets by investment category as of December 31, 2021 and 2020 and the classification of each investment category within the fair value hierarchy with respect to the inputs used to measure fair value. There were no transfers between Level 1 and Level 2 during 2021 and 2020.

	Pension Benefit Plans - U.S. Plans
	December 31, 2021				December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1	$—	$—	$1	$2	$—	$—	$2
Commingled funds:
Equity securities:
U.S. broad market	—	36	—	36	—	48	—	48
Emerging markets	—	6	—	6	—	9	—	9
Worldwide developed markets	—	16	—	16	—	20	—	20
Other assets	—	10	—	10	—	14	—	14
Fixed income securities:
Investment grade	—	155	—	155	—	138	—	138
	$1	$223	$—	$224	$2	$229	$—	$231

	Pension Benefit Plans - Non-U.S. Plans
	December 31, 2021				December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$—	$15	$—	$15	$—	$5	$—	$5
Commingled funds:
Equity securities:
Emerging markets	—	3	—	3	—	1	—	1
Worldwide developed markets	—	51	—	51	—	51	—	51
Fixed income securities:
Investment grade	—	3	—	3	—	6	—	6
Global high yield	—	—	—	—	—	1	—	1
Government bond funds	1	65	—	66	1	102	—	103
Other assets	—	35	2	37	—	20	2	22
	$1	$172	$2	$175	$1	$186	$2	$189
Cash equivalents consisted primarily of term deposits and money market instruments. The fair value of the term deposits approximates their carrying amounts due to their short term maturities. The money market instruments also have short maturities and are valued using a market approach based on the quoted market prices of identical instruments.
Commingled funds are not publicly traded. The underlying assets in these funds are publicly traded on the exchanges and have readily available price quotes. The Ireland pension plans held approximately 95% and 96% of the non-U.S. commingled funds in 2021 and 2020, respectively. The commingled funds held by the U.S. and Ireland pension plans are primarily invested in index funds.
The underlying assets in the fixed income funds are generally valued using the net asset value per fund share, which is derived using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported trades.
Defined Contribution Plans
The Company sponsors defined contribution plans in the U.S., Ireland and certain other countries. Under these plans, employees are allowed to contribute a portion of their salaries to the plans, and the Company matches a portion of the employee contributions. The Company contributed $44 million, $43 million and $41 million to these plans during the years ended December 31, 2021, 2020 and 2019, respectively.